UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Healy Circle Capital, LLC

Address:  	444 Madison Avenue, 34th Floor
          	New York, NY  10022


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc Sulam
Title:  Managing Member
Phone:  212-446-2443


Signature, Place and Date of Signing:

	Marc Sulam		   New York, NY			February 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total: $109,024 (thousands)


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
ABB Ltd			ADR	000375204	4,061	141000    SH		Sole		141000
Anadarko Pete Corp	Comm	032511107	2,693	 41000    SH		Sole		 41000
Apple Inc		Comm	037833100	3,169	 16000    SH		Sole		 16000
Assured Guaranty Ltd	Comm	G0585R106	1,725	 65000    SH		Sole		 65000
BEA Sys Inc		Comm	073325102	1,436	 91000    SH		Sole		 91000
Cabot Oil & Gas Corp	Comm	127097103	2,140	 53000    SH		Sole		 53000
CB Richard Ellis Grp IncCL A	12497T101	1,746	 81000    SH		Sole		 81000
Cenveo Inc		Comm	15670S105	1,485	 85000    SH		Sole		 85000
Champion Enterprises IncComm	158496109	1,884	200000    SH		Sole		200000
Chemtura Corp		Comm	163893100	  780	100000    SH		Sole		100000
Circuit City Store Inc 	Comm	172737108	  945	225000    SH		Sole		225000
Corrections Corp AmericaComm	22025Y407	1,844	 62500    SH		Sole		 62500
Covanta Hldg Corp	Comm	22282E102	4,149	150000    SH		Sole		150000
Crown Holdings Inc	Comm	228368106	3,001	117000    SH		Sole		117000
Cummins Inc		Comm	231021106	2,547	 20000    SH		Sole		 20000
Delta Air Lines Inc	Comm	247361702	1,191	 80000    SH		Sole		 80000
Domtar Corp		Comm	257559104	1,923	250000    SH		Sole		250000
DST Sys Inc		Comm	233326107	2,064	 25000    SH		Sole		 25000
Franklin Bank Corp	Comm	352451108	  539	125000    SH		Sole		125000
Freeport-McMoRan Copper	Comm	35671D857	3,893	 38000    SH		Sole		 38000
Frontline Ltd		SHS	G3682E127	1,680	 35000    SH		Sole		 35000
Goldman Sachs Group Inc	Comm	38141G104	3,226	 15000    SH		Sole		 15000
Goodyear Tire & Rubb Co	Comm	382550101	2,568	 91000    SH		Sole		 91000
Harsco Corp		Comm	415864107	2,691	 42000    SH		Sole		 42000
Heckmann Corp		Comm	422680108	1,103	150000    SH		Sole		150000
Heckmann Corp		Wrts	422680116	   73	100000    SH		Sole		100000
Huron Consulting Grp IncComm	447462102	2,217	 27500    SH		Sole		 27500
Invesco LTD		SHS	G491BT108	1,726	 55000    SH		Sole		 55000
JP Morgan Chase & Co	Comm	46625H100	2,008	 46000    SH		Sole		 46000
Jo-Ann Stores Inc	Comm	47758P307	  850	 65000    SH		Sole		 65000
Joy Global Inc		Comm	481165108	1,316	 20000    SH		Sole		 20000
LaBranche & Co Inc	Comm	505447102	1,562	310000    SH		Sole		310000
LKQ Corp		Comm	501889208	2,102	100000    SH		Sole		100000
Loews Corp		Comm	540424108	3,524	 70000    SH		Sole		 70000
Manitowoc Co Inc	Comm	563571108	2,442	 50000    SH		Sole		 50000
Marsh & McLennan Cos IncComm	571748102	1,588	 60000    SH		Sole		 60000
McDermott Intl Inc	Comm	580037109	5,018	 85000    SH		Sole		 85000
MGM Mirage		Comm	552953101	2,521	 30000    SH		Sole		 30000
Microsoft Corp		Comm	594918104	2,350	 66000    SH		Sole		 66000
Monsanto Co		Comm	61166W101	2,513	 22500    SH		Sole		 22500
Phillips Van Heusen CorpComm	718592108	1,474	 40000    SH		Sole		 40000
Ruddick Corp		Comm	781258108	1,734	 50000    SH		Sole		 50000
Sothebys		Comm	835898107	2,591	 68000    SH		Sole		 68000
Starwood Hotels & ResortsComm	85590A401	1,321	 30000    SH		Sole		 30000
Time Warner Inc		Comm	887317105	1,403	 85000    SH		Sole		 85000
Transocean Inc		SHS	G90073100	2,935	 20500    SH		Sole		 20500
Trinity Inds Inc	Comm	896522109	1,249	 45000    SH		Sole		 45000
UAL Corporation		Comm	902549807	1,872	 52500    SH		Sole		 52500
Ultrapetrol Bahamas Ltd	Comm	P94398107	1,463	 86000    SH		Sole		 86000
Unisys Corp		Comm	909214108	1,135	240000    SH		Sole		240000
Walter Inds Inc		Comm	93317Q105	3,342	 93000    SH		Sole		 93000
Weyerhaeuser Co		Comm	962166104	2,212	 30000    SH		Sole		 30000

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